DELAWARE GROUP GLOBAL AND INTERNATIONAL FUNDS
Delaware Emerging Markets Fund
Delaware International Small Cap Value Fund
Delaware International Value Equity Fund

(each a "Fund")

Supplement to the Funds' Prospectuses dated January 31, 2004

Effective on September 24, 2004, as approved by the Funds' Board of Trustees, Delaware Management Company ("DMC") will serve as the investment manager of each Fund pursuant to an Investment Management Agreement. DMC will provide overall management of the daily business affairs of each Fund. Mondrian Investment Partners Ltd. (formerly Delaware International Advisers Ltd.) will continue to provide investment services to each Fund as sub-advisor to DMC pursuant to a sub-advisory agreement.

The following information replaces the sections entitled Investment manager and Portfolio managers under the heading Who manages the Funds of the prospectuses:

Investment managers
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager is paid an annual fee as follows:

	Delaware Emerging Markets Fund Delaware International Small Cap Value Fund	Delaware International Value Equity Fund
As a percentage of average daily net assets	1.25% on first $500 million 1.20% on the next $500 million 1.15% on the next $1,500 million 1.10% on assets in excess of $2,500 million	0.85% on the first $500 million 0.80% on the next $500 million 0.75% on the next $1,500 million 0.70% on assets in excess of $2,500 million

Mondrian Investment Partners Ltd. ("Mondrian") is the sub-advisor for the Funds. Mondrian manages the Funds' portfolio under the overall supervision of Delaware Management Company and furnishes Delaware Management Company with investment recommendations, asset allocation advice, research and other investment services. For these services, the manager pays the sub-advisor a sub-advisory fee as follows:

	Delaware Emerging Markets Fund	Delaware International Small Cap Value Fund	Delaware International Value Equity Fund
As a percentage of average daily net assets	0.30%	0.20%	0.20%

Prior to September 24, 2004, Mondrian was paid an aggregate fee by each Fund, at which time it served as the Funds' manager, for the last fiscal year as follows:

	Delaware Emerging Markets Fund	Delaware International Small Cap Value Fund	Delaware International Value Equity Fund
As a percentage of average daily net assets	0.59%*	0.70%*	0.85%*
*Reflects a waiver of fees by the manager.

Delaware Emerging Markets Fund
Clive Gillmore and Robert Akester have primary responsibility for making day-to-day investment decisions for Delaware Emerging Markets Fund. In making investment decisions for Delaware Emerging Markets Fund, Mr. Gillmore and Mr. Akester regularly consult with Emma R.E. Lewis and a fourteen member international equity team. Mr. Gillmore and Mr. Akester have managed the Fund since its inception.

Clive A. Gillmore, Deputy Managing Director/Senior Portfolio Manager of Mondrian, is a graduate of the Warwick University, England, and the London Business School Investment Program, Mr. Gillmore joined Mondrian in 1990 after eight years of investment experience. His most recent position prior to joining Mondrian was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Prior to that, Mr. Gillmore was an analyst and portfolio manager for Legal and General Investment in the United Kingdom.

Robert Akester, Senior Portfolio Manager of Mondrian, joined Mondrian in 1996, Mr. Akester, who began his investment career in 1969, was most recently a Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment.

Emma R. E. Lewis, Senior Portfolio Manager of Mondrian, is a graduate of Pembroke College, Oxford University, where she completed her Masters in Philosophy and Theology. She joined Mondrian in 1995, assuming analytical responsibilities in the Pacific Basin Team. She began her investment career at the Dutch bank ABN AMRO and later joined Fuji Investment Management. Ms. Lewis is an Associate of the U.K. Society of Investment Professionals.

Delaware International Small Cap Value Fund
Clive A. Gillmore (please see Delaware Emerging Markets Fund for the description of Mr. Gillmore's business experience) and Ormala Krishnan have primary responsibility for making day-to-day investment decisions for the Fund.

Ormala Krishnan, Portfolio Manager of Mondrian, received a BSc (Mathematics) from the National University of Singapore and an MSc (Actuarial Science) from City University, London. Before joining Mondrian in 2000, she was an investment consultant with William M. Mercer, London. In 1993, she began her investment career with Koeneman Capital Management, Singapore (acquired by DBS Asset Management in 1998), building quantitative investment models before becoming a portfolio manager with country responsibilities for Japan, Thailand and Indonesia equity markets. Currently, she is pursuing a PhD in Investment & Finance with City University Business School, London. Ms. Krishnan has managed The Emerging Markets Portfolio since May 2000.

Delaware International Value Equity Fund
Clive A. Gillmore, Nigel G. May and Emma R.E. Lewis (please see Delaware Emerging Markets Fund for Mr. Gillmore and Ms. Lewis' business experience) have primary responsibility for making day-to-day investment decisions for Delaware International Value Equity Fund. In making investment decisions for the Fund, Mr. Gillmore, Mr. May and Ms. Lewis regularly consult with a fourteen member international equity team.

Nigel G. May, Director/Senior Portfolio Manager/Regional Research Director of Mondrian, is a graduate of Sidney Sussex College, Cambridge. Prior to joining Mondrian in 1991, he had been with Hill Samuel Investment Management Group for five years.

The following information replaces the section entitled Who who's under the heading Who manages the Funds on page 23 of the Class A * Class B * Class C * Class R prospectus:

Who's who?
This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

Board of Trustees
Investment Manager Delaware Management Company 2005 Market Street Philadelphia, PA 19103-7094	The Funds	Custodian JP Morgan Chase Bank 4 Chase Metrotech Center Brooklyn, NY 11245
Sub-advisor Mondrian Investment Partners Ltd. 80 Cheapside, Third Floor London, England EC2V 6EE	Distributor Delaware Distributors, L.P. 2005 Market Street Philadelphia, PA 19103-7094	Service agent Delaware Service Company, Inc. 2005 Market Street Philadelphia, PA 19103-7094
Portfolio managers (see page 21 for details)	Financial intermediary wholesaler Lincoln Financial Distributors, Inc. 2001 Market Street Philadelphia, PA 19103-7055
Financial advisors
Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-advisor A sub-advisor is a company generally responsible for the management of the fund's assets or some portion thereof. The sub-advisor is selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager and/or sub-advisor to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDRSM) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

The following information replaces the section entitled Who who's under the heading Who manages the Funds on page 23 of the Institutional Class prospectus:

Who's who?
This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

Board of Trustees
Investment Manager Delaware Management Company 2005 Market Street Philadelphia, PA 19103-7094	The Funds	Custodian JP Morgan Chase Bank 4 Chase Metrotech Center Brooklyn, NY 11245
Sub-advisor Mondrian Investment Partners Ltd. 80 Cheapside, Third Floor London, England EC2V 6EE	Distributor Delaware Distributors, L.P. 2005 Market Street Philadelphia, PA 19103-7094	Service agent Delaware Service Company, Inc. 2005 Market Street Philadelphia, PA 19103-7094
Portfolio managers (see page 21 for details)	Financial intermediary wholesaler Lincoln Financial Distributors, Inc. 2001 Market Street Philadelphia, PA 19103-7055
Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-advisor A sub-advisor is a company generally responsible for the management of the fund's assets or some portion thereof. The sub-advisor is selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager and/or sub-advisor to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDRSM) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

This Supplement is date September 24, 2004.